Property, Plant, and Equipment	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment	Property, Plant and Equipment
Property, plant and equipment by major asset class consists of the following:

	December 31,
(Dollars in millions)	2021	2020
Land, buildings and improvements	$312	$294
Plant and machinery	191	186
Equipment and other	298	276
Total property, plant and equipment, at cost	801	756
Less accumulated depreciation	(437)	(401)
Total property, plant and equipment, net	$364	$355
Depreciation expense related to property, plant and equipment was $49 million, $44 million and $42 million for the years ended December 31, 2021, 2020 and 2019, respectively.
Land, buildings and improvements include assets under finance leases in the amount of $104 million and $108 million as of December 31, 2021 and 2020, respectively. See Note 9: Leases for additional information.
As of December 31, 2021, the Company accounted for our manufacturing facility in Menomonee Falls, WI as a build-to-suit lease with a failed sale-leaseback and is included in the Land, building, and improvements in the above table. See Note 11: Debt for additional information.